Derivative Warrant Liabilities - Schedule of Liabilities Measured on a Recurring Basis (Details) (10-K) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance		$ 575	$ 28	$ 313
Revaluation of warrants		(262)	(14)	(285)
Exercise warrants	[1]
Ending balance		$ 313	$ 14	$ 28

[1]	Less than 1